6. OIL AND GAS PROPERTY INTERESTS (Tables)	12 Months Ended
Dec. 31, 2014
Oil and Gas Exploration and Production Industries Disclosures [Abstract]
Schedule of oil and gas property

	2014 (Cumulative)
	Peace River	Drowned	Total
Property acquisition and lease payments	$2,502,876	$37,347	$2,540,223
Geological and geophysical	353,289	12,645	365,934
Project management	939,721	–	939,721
Drilling	3,205,440	–	3,205,440
Assaying and analysis	116,347	–	116,347
Asset retirement obligations	104,104	–	104,104
Camp and field supplies	37,987	–	37,987
Travel and accommodation	114,210	–	114,210
Total expenditures	$7,373,974	$49,992	$7,423,966

	2013 (Cumulative)
	Peace River	Drowned	Total
Property acquisition and lease payments	$2,654,733	$40,736	$2,695,469
Geological and geophysical	328,727	13,792	342,518
Project management	880,202		880,202
Drilling	3,493,340		3,493,340
Assaying and analysis	93,762		93,762
Asset retirement obligations	113,550		113,550
Camp and field supplies	41,433		41,433
Travel and accommodation	124,573		124,573
Total expenditures	$7,730,320	$54,528	$7,784,848

Schedule of leases
Date	Number of Leases	Land Area (Hectares)	Annual Lease Payments
June 15, 2006	3	4,864	CDN $17,024 / USD $14,675
October 19, 2006	4	3,584	CDN $12,544 / USD $10,813
November 2, 2006	4	5,632	CDN $19,712 / USD $16,992
January 11, 2007	4	4,608	CDN $16,128 / USD $13,902
January 24, 2007	2	2,304	CDN $8,064 / USD $6,951
	17	20,992	CDN $73,472 / USD $63,332

Future minimum lease payment schedule
Year	Future Minimum Lease Payments
2015	$64,877
2016	63,332
2017	63,332
2018	63,332
2019	63,332
Thereafter	84,186
Total	$402,391